CONSOLIDATED STATEMENT OF SHAREOWNERS' EQUITY - USD ($) shares in Millions, $ in Millions	Total	Common stock, par value	Additional paid-in capital	Treasury stock	Retained earnings	Accumulated other comprehensive loss	Noncontrolling interest
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Total shareowners' equity (in shares)		957.6
Beginning balance at Dec. 31, 2022		$ 958	$ 8,564	$ (34,443)	$ 45,093	$ (3,475)	$ 622
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issued for employee savings and option plans			214	$ 150
Stock compensation expense			202
Impact of Quantinuum contribution			82
Treasury stock, beginning balance (in shares) at Dec. 31, 2022				(290.0)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Reacquired stock or repurchases of common stock (in shares)	(19.2)			(19.2)
Reacquired stock or repurchases of common stock	$ (3,715)			$ (3,715)
Issued for employee savings and option plans (in shares)				3.4
Net income from continuing operations	5,658				5,658
Dividends on common stock					(2,772)
Spin-offs					0
Other					0
Foreign exchange translation adjustment	(274)					(269)	(5)
Pension and other postretirement benefit adjustments	(407)					(407)
Changes in fair value of available for sale investments						5
Changes in fair value of cash flow hedges	11					11
Acquisitions, divestitures, and other							(5)
Net income attributable to noncontrolling interest	(14)						14
Dividends paid							(107)
Contributions from noncontrolling interest holders							59
Treasury stock, ending balance (in shares) at Dec. 31, 2023				(305.8)
Ending balance at Dec. 31, 2023	$ 16,434	$ 958	9,062	$ (38,008)	47,979	(4,135)	578
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cash dividends per share of common stock (in dollars per share)	$ 4.17
Total shareowners' equity (in shares)	651.8	957.6
Issued for employee savings and option plans			403	$ 302
Stock compensation expense			194
Impact of Quantinuum contribution			36
Reacquired stock or repurchases of common stock (in shares)	(8.0)			(8.0)
Reacquired stock or repurchases of common stock	$ (1,672)			$ (1,672)
Issued for employee savings and option plans (in shares)				6.0
Net income from continuing operations	5,705				5,705
Dividends on common stock					(2,849)
Spin-offs					0
Other					0
Foreign exchange translation adjustment	200					229	(29)
Pension and other postretirement benefit adjustments	413					413
Changes in fair value of available for sale investments						1
Changes in fair value of cash flow hedges	1					1
Acquisitions, divestitures, and other							0
Net income attributable to noncontrolling interest	(35)						35
Dividends paid							(78)
Contributions from noncontrolling interest holders							29
Treasury stock, ending balance (in shares) at Dec. 31, 2024				(307.8)
Ending balance at Dec. 31, 2024	$ 19,154	$ 958	9,695	$ (39,378)	50,835	(3,491)	535
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cash dividends per share of common stock (in dollars per share)	$ 4.37
Total shareowners' equity (in shares)	649.8	957.6
Issued for employee savings and option plans			300	$ 168
Stock compensation expense			206
Impact of Quantinuum contribution			(44)
Reacquired stock or repurchases of common stock (in shares)	(18.1)			(18.1)
Reacquired stock or repurchases of common stock	$ (3,819)			$ (3,819)
Issued for employee savings and option plans (in shares)				3.6
Net income from continuing operations	4,729				4,729
Dividends on common stock					(2,934)
Spin-offs					(1,651)
Other					(15)
Foreign exchange translation adjustment	(883)					(907)	24
Pension and other postretirement benefit adjustments	(736)					(736)
Changes in fair value of available for sale investments						6
Changes in fair value of cash flow hedges	(18)					(18)
Acquisitions, divestitures, and other							35
Net income attributable to noncontrolling interest	(43)						43
Dividends paid							(64)
Contributions from noncontrolling interest holders							553
Treasury stock, ending balance (in shares) at Dec. 31, 2025				(322.3)
Ending balance at Dec. 31, 2025	$ 15,030		$ 10,157	$ (43,029)	$ 50,964	$ (5,146)	$ 1,126
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cash dividends per share of common stock (in dollars per share)	$ 4.58
Total shareowners' equity (in shares)	635.3